Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1
Balance sheet items, except for equity accounts [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.2941	1.2859
Items in the statements of operations and comprehensive loss, and statements of cash flow [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.2775	1.3237